Note D - Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	2014	2015	2016	2017	Thereafter	Total
$919	$781	$398	$356	$218	$1,410	$4,082